American Century Investments®
Quarterly Portfolio Holdings
International Small-Mid Cap Fund
August 31, 2023

International Small-Mid Cap - Schedule of Investments
AUGUST 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 97.8%
Australia — 4.8%
Allkem Ltd.(1)(2)	411,525	3,716,074
carsales.com Ltd.	367,338	6,831,876
NEXTDC Ltd.(1)	683,497	5,973,782
Seven Group Holdings Ltd.	213,383	3,847,588
Steadfast Group Ltd.	1,127,510	4,104,869
		24,474,189
Belgium — 0.8%
D'ieteren Group	4,410	720,259
Euronav NV	186,852	3,254,316
		3,974,575
Canada — 9.6%
Alamos Gold, Inc., Class A	479,157	6,163,224
Brookfield Infrastructure Corp., Class A	125,788	4,886,864
Capstone Copper Corp.(1)	562,750	2,619,669
Colliers International Group, Inc.	22,283	2,574,452
Descartes Systems Group, Inc.(1)	36,373	2,727,167
Finning International, Inc.	205,921	6,466,273
FirstService Corp.	43,985	6,647,453
Kinaxis, Inc.(1)	48,626	5,994,400
SNC-Lavalin Group, Inc.	168,401	5,487,490
Stella-Jones, Inc.	118,941	5,773,638
		49,340,630
Denmark — 0.9%
Jyske Bank A/S(1)	69,414	4,936,284
Finland — 0.9%
Metso Oyj	286,177	3,286,895
Wartsila Oyj Abp	101,847	1,294,884
		4,581,779
France — 6.7%
Alten SA	17,819	2,531,464
Elis SA	455,243	8,688,322
Forvia SE(1)	163,927	3,474,442
Gaztransport Et Technigaz SA	27,699	3,430,097
SEB SA	34,278	3,762,542
SPIE SA	273,267	8,180,824
Verallia SA	86,358	4,126,472
		34,194,163
Germany — 8.8%
AIXTRON SE	95,206	3,614,251
CTS Eventim AG & Co. KGaA	76,271	4,744,704
Gerresheimer AG	69,903	9,073,374
HelloFresh SE(1)	85,729	2,762,884
Hensoldt AG	120,836	3,916,356
Hugo Boss AG	79,843	6,010,611
Jenoptik AG	141,729	4,149,363
KION Group AG	66,163	2,641,308
Redcare Pharmacy NV(1)	40,887	4,868,988
TeamViewer SE(1)	172,863	3,203,733
		44,985,572

Ireland — 1.1%
AIB Group PLC	1,250,032	5,689,573
Israel — 3.7%
CyberArk Software Ltd.(1)	24,909	4,135,890
Inmode Ltd.(1)	153,933	6,017,241
Kornit Digital Ltd.(1)	126,993	2,826,864
Nova Ltd.(1)	45,209	5,829,249
		18,809,244
Italy — 2.4%
BPER Banca	1,915,058	5,766,769
Interpump Group SpA	35,665	1,803,049
Tod's SpA(1)	117,920	4,873,252
		12,443,070
Japan — 30.8%
Amvis Holdings, Inc.	296,000	5,904,601
Asics Corp.	271,500	9,881,470
Food & Life Cos. Ltd.	146,800	2,788,239
Fukuoka Financial Group, Inc.	261,000	6,163,592
GMO Payment Gateway, Inc.	56,000	3,546,091
Hoshizaki Corp.	135,200	5,188,748
Internet Initiative Japan, Inc.	283,500	4,927,296
Invincible Investment Corp.	16,262	6,755,786
Japan Airport Terminal Co. Ltd.	163,500	7,749,516
Kansai Paint Co. Ltd.	361,900	5,933,837
Kotobuki Spirits Co. Ltd.	74,600	5,849,455
M&A Capital Partners Co. Ltd.(1)	55,500	1,074,108
MatsukiyoCocokara & Co.	97,600	5,746,732
m-up Holdings, Inc.	131,200	1,340,194
Nakanishi, Inc.	152,900	3,847,992
Nextage Co. Ltd.(2)	122,900	2,766,538
Nifco, Inc.	215,400	6,349,084
Nippon Gas Co. Ltd.(2)	174,300	2,713,104
Organo Corp.	160,600	4,457,351
Rohto Pharmaceutical Co. Ltd.	293,700	7,641,024
Ryohin Keikaku Co. Ltd.(2)	284,400	3,666,566
Sankyo Co. Ltd.	140,000	6,096,683
Sega Sammy Holdings, Inc.	233,400	4,657,916
Socionext, Inc.	46,100	5,703,947
Taiheiyo Cement Corp.(2)	238,200	4,567,105
TechnoPro Holdings, Inc.	129,100	3,166,244
Tokyo Ohka Kogyo Co. Ltd.	61,800	4,177,353
Toyo Suisan Kaisha Ltd.	97,000	3,999,464
Toyo Tire Corp.	499,000	7,512,586
Usen-Next Holdings Co. Ltd.(2)	208,200	4,999,785
UT Group Co. Ltd.(1)	176,400	2,932,948
Yamazaki Baking Co. Ltd.	300,300	5,691,840
		157,797,195
Netherlands — 1.8%
AMG Critical Materials NV	98,484	3,339,668
ASR Nederland NV	103,452	4,523,396
Basic-Fit NV(1)(2)	48,551	1,479,521
		9,342,585
Norway — 2.1%
Aker Solutions ASA	1,075,369	4,491,292
Seadrill Ltd.(1)	51,995	2,529,557

Storebrand ASA	452,118	3,622,857
		10,643,706
Spain — 2.9%
Cia de Distribucion Integral Logista Holdings SA	237,850	6,445,769
Fluidra SA	108,524	2,440,360
Sacyr SA	1,875,067	5,971,204
		14,857,333
Sweden — 2.6%
AddTech AB, B Shares	140,304	2,370,398
Beijer Ref AB(2)	343,205	3,933,881
Munters Group AB	257,115	3,174,186
Trelleborg AB, B Shares	100,348	2,547,522
Vitrolife AB	88,737	1,207,706
		13,233,693
Switzerland — 2.8%
Dufry AG(1)	88,365	3,926,281
Interroll Holding AG	824	2,455,592
PSP Swiss Property AG	47,017	5,712,345
Ypsomed Holding AG	8,409	2,484,418
		14,578,636
United Kingdom — 14.1%
B&M European Value Retail SA	955,991	6,986,462
Balfour Beatty PLC	1,255,523	5,198,200
Bellway PLC	99,548	2,690,138
ConvaTec Group PLC	1,449,588	4,254,723
Diploma PLC	141,330	5,596,221
Games Workshop Group PLC	35,907	4,916,837
Golar LNG Ltd.	73,893	1,633,035
Greggs PLC	80,310	2,503,630
Indivior PLC(1)	223,926	5,152,569
Intermediate Capital Group PLC	206,565	3,530,109
Man Group PLC	2,033,875	5,450,620
Melrose Industries PLC	1,008,361	6,521,577
Pets at Home Group PLC	596,871	2,848,703
Spectris PLC	56,966	2,396,235
Trainline PLC(1)	734,411	2,172,592
Tritax Big Box REIT PLC	3,066,908	5,477,807
Weir Group PLC	216,993	5,029,845
		72,359,303
United States — 1.0%
TechnipFMC PLC	270,728	5,154,661
TOTAL COMMON STOCKS (Cost $451,521,069)		501,396,191
EXCHANGE-TRADED FUNDS — 1.8%
iShares MSCI EAFE Small-Cap ETF (Cost $8,840,190)	150,834	8,926,356
SHORT-TERM INVESTMENTS — 2.5%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,450	13,450
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,208,126	3,208,126
		3,221,576
Repurchase Agreements — 1.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.00%, 5/15/47 - 5/15/51, valued at $1,642,321), in a joint trading account at 5.25%, dated 8/31/23, due 9/1/23 (Delivery value $1,609,042)		1,608,807

Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 2/28/27, valued at $8,177,368), at 5.28%, dated 8/31/23, due 9/1/23 (Delivery value $8,018,176)	8,017,000
9,625,807
TOTAL SHORT-TERM INVESTMENTS (Cost $12,847,383)	12,847,383
TOTAL INVESTMENT SECURITIES — 102.1% (Cost $473,208,642)	523,169,930
OTHER ASSETS AND LIABILITIES — (2.1)%	(10,584,127)
TOTAL NET ASSETS — 100.0%	$512,585,803

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	24.5%
Consumer Discretionary	17.3%
Financials	9.4%
Information Technology	9.3%
Materials	7.8%
Health Care	7.5%
Consumer Staples	7.1%
Real Estate	5.3%
Communication Services	4.2%
Energy	4.0%
Utilities	1.4%
Exchange-Traded Funds	1.8%
Short-Term Investments	2.5%
Other Assets and Liabilities	(2.1)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,430,806. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $15,204,751, which includes securities collateral of $11,996,625.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$11,534,317	$37,806,313	—
Israel	18,809,244	—	—
Norway	2,529,557	8,114,149	—
United Kingdom	1,633,035	70,726,268	—
United States	5,154,661	—	—
Other Countries	—	345,088,647	—
Exchange-Traded Funds	8,926,356	—	—
Short-Term Investments	3,221,576	9,625,807	—
	$51,808,746	$471,361,184	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.